General	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
General [Abstract]
GENERAL

NOTE 1:-	GENERAL

a.	These financial statements have been prepared in a condensed format as of June 30, 2019 and for the six months then ended. These financial statements should be read in conjunction with the Company's annual consolidated financial statements as of December 31, 2018 and for the year then ended and accompanying.

b.	Definitions:

In these consolidated financial statements:

The Company	-	Can-Fite Biopharma Ltd.

USD	-	U.S. dollar

	€-	European Union Euro

CAD	-	Canadian dollar

ADS	-	American Depositary Share ("ADS"). Each ADS represents 30 ordinary shares of the Company

c.	In the six months ended June 30, 2019, the Company incurred net losses of USD 4,893 and it had accumulated losses at the amount of USD 105,516.

The Company has not yet generated any material revenues from sales of its own developed products and has financed its activities by raising capital and by collaborating with multinational companies in the industry.

The Company has other alternative plans for financing its ongoing activities. There are no assurances that the Company will be successful in obtaining an adequate level of financing needed for its long-term research and development activities. If the Company will not have sufficient liquidity resources, the Company may not be able to continue the development of all of its products or may be required to delay part of its development programs. The Company's management and board of directors are of the opinion that these financial resources will be sufficient to continue the development of the Company's products at least for twelve months from the balance sheet date.

d.

In January 2019, the Company's board of directors approved a grant of unlisted options exercisable into 340,000 of the Company's ordinary shares to two of its employees and one senior officer for an exercise price of NIS 2.344 per shares. The options vest on a quarterly basis for a period of 4 years from the grant date.

The fair value of the Company's share options granted was estimated using the binomial option pricing model using the following assumptions:

Description	January 2019

Risk-free interest rate	2.40%
Expected volatility	75.86%
Dividend yield	0
Contractual life	10
Early Exercise Multiple (Suboptimal Factor)	2.5
Exercise price (NIS)	2.344

e.

On January 18, 2019, the Company completed a registered direct offering with an institutional investor, pursuant to which it sold an aggregate 149,206 ADSs representing 4,476,192 ordinary shares. In addition, in a concurrent private placement, the Company issued to the investor unregistered warrants to purchase 149,206 ADSs representing 4,476,192 ordinary shares for an aggregate purchase price of USD 2,350 (excluding issuance cost of USD 428). The warrants have an exercise price of USD 19.50 per ADS, are immediately exercisable and expire five and one-half years from the issuance date. The Company also issued unregistered placement agent warrants to purchase an aggregate of 7,460 ADSs representing 223,810 ordinary shares on the same terms as the warrants except they have a term of five years.

f.	On February 25, 2019, the Company's Distribution Agreement with CKD was amended to expand the exclusive right to distribute Namodenoson for the treatment of NASH in addition to liver cancer in South Korea. CKD has agreed to pay the Company up to an additional USD 6,000 in upfront and milestone payments payable with respect to the NASH indication. The Company will also be entitled to a transfer price for delivering finished product to CKD following commercial launch. In April 2019, the Company received an upfront payment of USD 1,000.

g.

On March 11, 2019, a Special General Meeting of shareholders of the Company approved a grant of unlisted options exercisable into 400,000 of the Company's ordinary shares to the Company's chief executive officer for an exercise price of NIS 2.344 per share. The options vest on a quarterly basis for a period of 48 months from the date of approval by the Company's Board of Directors on January 7, 2019.

The fair value of the Company's share options granted was estimated using the binomial option pricing model using the following assumptions:

Description	March 2019

Risk-free interest rate	2.17%
Expected volatility	65.63%
Dividend yield	0
Contractual life	9.83
Early Exercise Multiple (Suboptimal Factor)	2.5
Exercise price (NIS)	2.344

h.

On April 4, 2019, the Company completed a registered direct offering with certain institutional investors, pursuant to which it sold an aggregate 328,205 ADSs representing 9,846,156 ordinary shares. In addition, in a concurrent private placement, the Company issued to the investor unregistered warrants to purchase 328,205 ADSs representing 9,846,156 ordinary shares for an aggregate purchase price of USD 3,200 (excluding issuance cost of USD 414). The warrants have an exercise price of USD 12.90 per ADS, are immediately exercisable and expire five and one-half years from the issuance date. The Company also issued unregistered placement agent warrants to purchase an aggregate of 16,410 ADSs representing 492,308 ordinary shares on the same terms as the warrants except they have a term of five years.

i.

On May 10, 2019, the Company effected a change in the ratio of our ADS to ordinary shares from one (1) ADS representing two (2) ordinary shares to a new ratio of one (1) ADS representing thirty (30) ordinary shares. For ADS holders, the ratio change had the same effect as a one-for-fifteen reverse ADS split. All ADS and per ADS data in the financial statements and their related notes have been retroactively adjusted for all periods presented to reflect the ratio change.

j.

On May 22, 2019, the Company completed a registered direct offering with certain institutional investors, pursuant to which it sold an aggregate 1,500,000 ADSs representing 45,000,000 ordinary shares. In addition, in a concurrent private placement, the Company issued to the investor unregistered warrants to purchase 1,500,000 ADSs representing 45,000,000 ordinary shares for an aggregate purchase price of USD 6,000 (excluding issuance cost of USD 540). The warrants have an exercise price of USD 4.00 per ADS, are immediately exercisable and expire five and one-half years from the issuance date. The Company also issued unregistered placement agent warrants to purchase an aggregate of 75,000 ADSs representing 2,250,000 ordinary shares on the same terms as the warrants except they have a term of five years.

NOTE 1:- GENERAL

a.	Company description:

Can-Fite Biopharma Ltd. (the “Company”) was incorporated and started to operate in September 1994 as a private Israeli company. Can-Fite is a clinical-stage biopharmaceutical company focused on developing orally bioavailable small molecule therapeutic products for the treatment of autoimmune-inflammatory, oncological and sexual dysfunction indications. Its platform technology utilizes the Gi protein associated A3AR as a therapeutic target. A3AR is highly expressed in inflammatory and cancer cells, and not significantly expressed in normal cells, suggesting that the receptor could be a unique target for pharmacological intervention. The Company’s pipeline of drug candidates are synthetic, highly specific agonists and allosteric modulators, or ligands or molecules that initiate molecular events when binding with target proteins, targeting the A3AR.

The Company’s ordinary shares have been publicly traded on the Tel-Aviv Stock Exchange since October 2005 under the symbol “CFBI” and the Company’s American Depositary Shares (“ADSs”) began public trading on the over the counter market in the U.S. in October 2012 and since November 2013 the Company’s ADSs have been publicly traded on the NYSE American under the symbol “CANF”.

b.	The Company owned 82% of a U.S. based subsidiary, Ophthalix, Inc. which developed the CF101 drug for treatment of ophthalmic indications under license from the Company. The license to develop this drug was transferred from the Company to Ophthalix, Inc. in the context of an ophthalmic activity spinoff transaction. Ophthalix, Inc. was traded in the over the counter market in the U.S. under the symbol “OPLI”.

On May 21, 2017, OphthaliX and a wholly-owned private Israeli subsidiary of OphthaliX, Bufiduck Ltd. (the “Merger Sub”), and Wize Pharma Ltd. (“Wize”), an Israeli company formerly listed on the Tel Aviv Stock Exchange currently focused on the treatment of ophthalmic disorders, including dry eye syndrome, entered into an Agreement and Plan of Merger (the “Merger Agreement”), providing for the merger of the Merger Sub with and into Wize, with Wize becoming a wholly-owned subsidiary of OphthaliX and the surviving corporation of the merger (the “Merger”). On November 16, 2017, the Merger was completed. As a result of the Merger, the Company’s ownership of OphthaliX, immediately post-Merger, became approximately 8% of the outstanding shares of common stock. In addition, immediately prior to the Merger, OphthaliX sold on an “as is” basis to the Company all the ordinary shares of Eyefite in exchange for the irrevocable cancellation and waiver of all indebtedness owed by OphthaliX and Eyefite to the Company, including approximately USD 5,000 of deferred payments owed by OphthaliX and Eyefite to the Company and, as part of the purchase of Eyefite, the Company also assumed certain accrued milestone payments in the amount of USD 175 under a license agreement previously entered into with the NIH. In addition, that certain exclusive license of Piclidenoson granted to OphthaliX by the Company and a related services agreement was terminated. In connection with the Merger, OphthaliX was renamed Wize Pharma, Inc.

As a result of the Merger, the Company recorded a capital gain of USD 769.

c.	During the year ended December 31, 2018, the Company incurred net losses of USD 6,571 and it had negative cash flows from operating activities in the amount of USD 4,155.

Furthermore, the Company intends to continue to finance its operating activities by raising capital and seeking collaborations with multinational companies in the industry. There are no assurances that the Company will be successful in obtaining an adequate level of financing needed for its long-term research and development activities.

If the Company will not have sufficient liquidity resources, the Company may not be able to continue the development of all of its products or may be required to implement a cost reduction and may be required to delay part of its development programs. The Company’s management and board of directors are of the opinion that its current financial resources will be sufficient to continue the development of the Company’s products for at least the next twelve months.